Other Accounts Receivable And Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2014
Other Accounts Receivable And Prepaid Expenses [Abstract]
Schedule of other accounts receivable and prepaid expenses
	December 31,
	2013	2014

Government authorities	$11,238	$11,036
Advances to suppliers	4,409	1,568
Deferred charges and prepaid expenses	10,950	6,554
Other	7,608	3,740

	$34,205	$22,898